Financial assets (Tables)	9 Months Ended
Sep. 30, 2023
Financial assets [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial assets as of September 30, 2023, and December 31, 2022, is as follows:

	Balance as of September 30, 2023	Balance as of December 31, 2022
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	11,719	15,959
Derivative assets (Note 9)	110,344	89,806
Other receivable accounts at amortized cost	75,339	70,472
Total non-current financial assets	197,402	176,237
Contracted concessional financial assets	169,574	186,841
Derivative assets (Note 9)	3,204	7,575
Other receivable accounts at amortized cost	754	1,477
Total current financial assets	173,532	195,893